INTANGIBLE ASSETS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets disclosures
Intangible assets	¥ 14,494,943,771	¥ 14,278,779,458
Less: accumulated amortization	(744,627,850)	(354,009,527)
Net book value	13,750,315,921	13,924,769,931
Trademark and domain
Intangible assets disclosures
Intangible assets not subject to amortization	11,613,475,256	11,613,475,256
Net book value - intangible assets not subject to amortization	11,613,475,256	11,613,475,256
Others
Intangible assets disclosures
Intangible assets not subject to amortization	180,248,087	22,140,607
Net book value - intangible assets not subject to amortization	¥ 180,248,087	22,140,607
Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	¥ 1,800,260,144	1,815,034,491
Less: accumulated amortization	(420,311,754)	(175,130,119)
Net book value - intangible assets to be amortized	¥ 1,379,948,390	1,639,904,372
Business Relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Business Relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Technology
Intangible assets disclosures
Intangible assets to be amortized	¥ 713,220,819	696,499,639
Less: accumulated amortization	(229,246,477)	(110,511,387)
Net book value - intangible assets to be amortized	¥ 483,974,342	585,988,252
Technology | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Technology | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Others
Intangible assets disclosures
Intangible assets to be amortized	¥ 187,739,465	131,629,465
Less: accumulated amortization	(95,069,619)	(68,368,021)
Net book value - intangible assets to be amortized	¥ 92,669,846	¥ 63,261,444
Others | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Others | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years